UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811- 22840

EnTrust Multi-Strategy Fund

(Exact name of registrant as specified in charter)

375 Park Avenue, 24th Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

Jill Zelenko

c/o EnTrust Partners LLC

375 Park Avenue, 24th Floor

New York, NY 10152

(Name and address of agent for service)

Copies of communications to:

Richard Horowitz, Esq.

Jeremy Senderowicz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: 212-224-5548

Date of fiscal year end: March 31

Date of reporting period: July 1, 2014 - June 30, 2015

ITEM 1. PROXY VOTING RECORD

EnTrust Multi-Strategy Fund held no securities during the period July 1, 2014 through June 30, 2015 that required proxy votes and, therefore, there is no voting record to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EnTrust Multi-Strategy Fund

By (Signature and Title):	/s/ Gregg Hymowitz
Gregg Hymowitz, Trustee, President and Principal Executive Officer

Date:	8/27/2015